Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Unamortized below market leases included in accounts payable, accrued expenses, intangibles and deferred revenues	$ 10,500,000	$ 13,100,000
Estimated future amortization, and the increasing (decreasing) effect on below market minimum rents
2014	1,970,000
2015	1,921,000
2016	1,915,000
2017	957,000
2018	924,000
Thereafter	2,771,000
Lease intangibles assets, net	10,458,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2014	689,000
2015	640,000
2016	634,000
2017	215,000
2018	182,000
Thereafter	545,000
Lease intangibles assets, net	2,905,000
In-place lease intangibles
Intangible Assets
Average life of in-place lease intangibles	5 years 3 months 18 days
Lease intangibles assets, gross	38,534,000	43,645,000
Accumulated amortization	(13,067,000)	(11,178,000)
Lease intangibles assets, net	25,467,000	32,467,000
Above and below market leases
Intangible Assets
Weighted average remaining life of intangible	5 years 1 month 6 days
Amount of amortization expenses	1,324,000	658,000	223,000
Above Market Leases
Intangible Assets
Lease intangibles assets, gross	10,114,000	10,114,000
Accumulated amortization	(2,561,000)	(1,281,000)
Lease intangibles assets, net	7,553,000	8,833,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2014	(1,281,000)
2015	(1,281,000)
2016	(1,281,000)
2017	(742,000)
2018	(742,000)
Thereafter	(2,226,000)
Lease intangibles assets, net	$ (7,553,000)